13F-HR
<SEQUENCE>1
<FILENAME>futuris20120331.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Futuris Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden	  May 11, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: 129,116
List of Other Included Managers:

ISSUER                    TYPE                CUSIP          VALUE           SHS          INVEST          OTHER         VOTING
                                                            (X1000)                       DSCRTN          MNGRS          AUTH
BAKER HUGHES INC          COM               057224107        9437          225000          SOLE            N/A           SOLE
DRYSHIPS INC              SHS               Y2109Q101        10440         3000000         SOLE            N/A           SOLE
ENSCO PLC                 SPONSORED ADR     29358Q109        18526         350000          SOLE            N/A           SOLE
HALLIBURTON CO            COM               406216101        9957          300000          SOLE            N/A           SOLE
OCEAN RIG UDW INC         SHS               Y64354205        34417         2036498         SOLE            N/A           SOLE
ORACLE CORP               COM               68389X105        14580         500000          SOLE            N/A           SOLE
ROWAN COS INC             COM               779382100        9879          300000          SOLE            N/A           SOLE
TRANSOCEAN LTD            REG SHS           H8817H100        21880         400000          SOLE            N/A           SOLE